12. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 151,000	$ 144,000